Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Tax Free Funds
Entity Central Index Key	0000733362
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000006427 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Minnesota Fund
Class Name	Class A
Trading Symbol	DEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Minnesota Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Minnesota Fund (Class A) returned 7.10% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Minnesota Fund (Class A) – including sales charge	2.23%	-0.46%	1.42%
Delaware Tax-Free Minnesota Fund (Class A) – excluding sales charge	7.10%	0.47%	1.89%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 550,892,137
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,058,623
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$550,892,137
Total number of portfolio holdings	321
Total advisory fees paid	$2,058,623
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.29%
Education Revenue Bonds	19.95%
Local General Obligation Bonds	18.18%
Transportation Revenue Bonds	7.71%
Electric Revenue Bonds	6.20%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.57%
State General Obligation Bonds	3.27%
Special Tax Revenue Bonds	3.06%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	1.88%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.70%
Puerto Rico	3.54%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class A shares of 0.81% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class A shares of 0.81% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000006429 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Minnesota Fund
Class Name	Class C
Trading Symbol	DMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Minnesota Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Minnesota Fund (Class C) returned 6.39% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Minnesota Fund (Class C) – including sales charge	5.39%	-0.28%	1.13%
Delaware Tax-Free Minnesota Fund (Class C) – excluding sales charge	6.39%	-0.28%	1.13%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 550,892,137
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,058,623
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$550,892,137
Total number of portfolio holdings	321
Total advisory fees paid	$2,058,623
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.29%
Education Revenue Bonds	19.95%
Local General Obligation Bonds	18.18%
Transportation Revenue Bonds	7.71%
Electric Revenue Bonds	6.20%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.57%
State General Obligation Bonds	3.27%
Special Tax Revenue Bonds	3.06%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	1.88%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.70%
Puerto Rico	3.54%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class C shares of 1.56% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class C shares of 1.56% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000135932 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Minnesota Fund
Class Name	Institutional Class
Trading Symbol	DMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Minnesota Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Minnesota Fund (Institutional Class) returned 7.37% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Minnesota Fund (Institutional Class) – including sales charge	7.37%	0.72%	2.15%
Delaware Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge	7.37%	0.72%	2.15%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 550,892,137
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,058,623
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$550,892,137
Total number of portfolio holdings	321
Total advisory fees paid	$2,058,623
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.29%
Education Revenue Bonds	19.95%
Local General Obligation Bonds	18.18%
Transportation Revenue Bonds	7.71%
Electric Revenue Bonds	6.20%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.57%
State General Obligation Bonds	3.27%
Special Tax Revenue Bonds	3.06%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	1.88%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.70%
Puerto Rico	3.54%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Institutional Class shares of 0.56% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Institutional Class shares of 0.56% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Email Address	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature